Property and equipment (Tables)	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

Property and equipment consists of (in thousands):

(in thousands)	December 31, 2022	June 30, 2022
Lab equipment	$1,142	$1,143
Software	1,473	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Total	3,350	3,354
Less accumulated depreciation and amortization	(1,055)	(796)
	$2,295	$2,558

Schedule of Expected Amortization Expense for the Next Five Years and Thereafter

As of December 31, 2022, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$89
2024	178
2025	178
2026	132
2027	120
Thereafter	432
$1,129